Property, Equipment and Software, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Property, Equipment and Software, Net [Abstract]
Depreciation and amortization expenses	¥ 12,950	$ 1,852	¥ 8,893	¥ 7,116
Impairment losses of long-lived assets